INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of inventories [Abstract]
Disclosure of inventory by type

	US Dollars
Figures in millions	2024	2023	2022

Non-current (2)
Raw materials - ore stockpiles	158	2	5

Current (2)
Raw materials
- ore stockpiles	289	238	225
- heap-leach inventory	17	14	10
Work in progress
- metals in process	66	51	66
- gold concentrate in process	—	1	—
Finished goods
- gold doré/bullion	77	64	51
- by-products	2	—	2
- gold concentrate	—	5	—
Total metal inventories	451	373	354
Mine operating supplies	604	456	419
	1,055	829	773
Total inventories(1)	1,213	831	778
(1)The amount of the write down of ore stockpiles, heap-leach inventory, work in process, finished goods and mine operating supplies to net realisable value, and recognised as an expense is $14m (2023: $6m; 2022: $12m).
(2)Inventory includes Centamin balances of $138m in non-current and $161m in current.